CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 272,501	$ 189,763
Restricted cash	9,924	12,910
Accounts receivable, net	23,436	27,364
Capitalized voyage expenses	525	0
Due from related companies (Note 2)	16,534	14,210
Advances and other	27,382	19,061
Vessels held for sale (Note 3)	0	17,500
Inventories	17,881	16,293
Prepaid insurance and other	2,946	1,577
Current portion of financial instruments- Fair value (Note 11)	7,045	5,715
Total current assets	378,174	304,393
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	1,848	1,430
LONG TERM RECEIVABLE (Note 3)	13,000	13,000
FIXED ASSETS (Note 3)
Advances for vessels under construction	12,123	1,650
Vessels	3,954,228	3,953,599
Accumulated depreciation	(993,040)	(925,195)
Vessels' Net Book Value	2,961,188	3,028,404
Total fixed assets	2,973,311	3,030,054
DEFERRED CHARGES, net (Note 4)	30,381	23,759
Total assets	3,397,714	3,373,636
CURRENT LIABILITIES:
Current portion of long-term debt (Note 5)	257,249	225,883
Payables	44,542	46,916
Due to related companies (Note 2)	10,047	7,442
Dividends payable	4,379	0
Accrued liabilities	54,788	43,693
Unearned revenue	13,498	13,611
Current portion of financial instruments - Fair value (Note 11)	336	1,378
Total current liabilities	384,839	338,923
LONG-TERM DEBT, net of current portion (Note 5)	1,414,836	1,525,986
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	1,203	589
STOCKHOLDERS' EQUITY (Note 7):
Preferred shares, $1.00 par value; 25,000,000 shares authorized & 2,000,000 Series B Preferred Shares, 2,000,000 Series C Preferred Shares, 3,424,803 Series D Preferred Shares, 4,600,000 Series E Preferred Shares & 5,400,000 Series F Preferred Shares issued & outstanding at June 30, 2018 & 25,000,000 shares authorized & 2,000,000 Series B Preferred Shares, 2,000,000 Series C Preferred Shares, 3,424,803 Series D Preferred Shares, 4,600,000 Series E Preferred Shares issued & outstanding at December 31, 2017	17,425	12,025
Common shares, $ 1.00 par value; 175,000,000 shares authorized at June 30, 2018 and December 31, 2017; 87,338,652 shares issued at June 30, 2018 and December 31, 2017, 87,336,453 and 86,319,583 shares outstanding at June 30, 2018 and December 31, 2017, respectively	87,339	87,339
Additional paid-in capital	983,107	857,998
Cost of treasury stock	(76)	(5,736)
Accumulated other comprehensive loss	(4,519)	(5,305)
Retained earnings	501,113	547,937
Total Tsakos Energy Navigation Limited stockholders' equity	1,584,389	1,494,258
Non-controlling Interest	12,447	13,880
Total stockholders' equity	1,596,836	1,508,138
Total liabilities and stockholders' equity	$ 3,397,714	$ 3,373,636